Segment Information - Schedule of Long-lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Entity Wide Revenue Major Customer [Line Items]
Long-lived assets	$ 433,918	$ 518,195
United States
Entity Wide Revenue Major Customer [Line Items]
Long-lived assets	338,689	401,464
United Kingdom
Entity Wide Revenue Major Customer [Line Items]
Long-lived assets	77,443	92,110
Other countries
Entity Wide Revenue Major Customer [Line Items]
Long-lived assets	$ 17,786	$ 24,621